Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 104,187	£ 113,760	[1]	£ 80,240
Financial assets at fair value through the income statement	149,648	116,281	[1]	78,608
Derivative financial assets	222,538	237,669	[1]	346,626
Loans and advances	326,406	324,048	[1]	345,900
Other assets	3,425	4,542	[1]	£ 4,360
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Total on balance sheet exposures	326,406
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	12,206	11,487
Derivative financial assets	5,236	4,380
Other assets	33	509
Unconsolidated structured entities [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	15,429	22,867
Other interests [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	699
Derivative financial assets	0	0
Other assets	33	509
Total on balance sheet exposures	18,521	21,315
Total off balance sheet notional amounts	16,429	13,053
Maximum exposure to loss	34,950	34,368
Total assets of the entity	300,572	316,857
Other interests [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	15,429	17,386
Other interests [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,040	2,721
Other interests [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		699
Financial assets at fair value through the income statement	1,019
Multi-seller conduit programmes [member]
Disclosure of unconsolidated structured entities [line items]
Other assets	9	468
Total on balance sheet exposures	6,553	5,892
Total off balance sheet notional amounts	11,671	6,270
Maximum exposure to loss	18,224	12,162
Total assets of the entity	73,109	103,057
Multi-seller conduit programmes [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	6,100	5,424
Multi-seller conduit programmes [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Multi-seller conduit programmes [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		0
Financial assets at fair value through the income statement	444
Lending [member]
Disclosure of unconsolidated structured entities [line items]
Other assets	3	11
Total on balance sheet exposures	9,143	11,508
Total off balance sheet notional amounts	4,327	6,337
Maximum exposure to loss	13,470	17,845
Total assets of the entity	196,865	179,994
Lending [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	9,140	11,497
Lending [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Lending [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		0
Financial assets at fair value through the income statement	0
Investment funds and trusts [member]
Disclosure of unconsolidated structured entities [line items]
Other assets	21	8
Total on balance sheet exposures	21	8
Total off balance sheet notional amounts	0	0
Maximum exposure to loss	21	8
Total assets of the entity	9,341	11,137
Investment funds and trusts [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	0	0
Investment funds and trusts [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Investment funds and trusts [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		0
Financial assets at fair value through the income statement	0
Others [member]
Disclosure of unconsolidated structured entities [line items]
Other assets	0	22
Total on balance sheet exposures	2,804	3,907
Total off balance sheet notional amounts	431	446
Maximum exposure to loss	3,235	4,353
Total assets of the entity	21,257	22,669
Others [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	189	465
Others [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,040	2,721
Others [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		£ 699
Financial assets at fair value through the income statement	£ 575

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .